RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Salaries and bonuses	$ 78,114	$ 66,366	$ 63,969
Per diem compensation to members of the Board of Directors	2,538	2,351	2,451
Termination benefits	2,437	5,049	9,175
Total	$ 83,089	$ 73,766	$ 75,595